Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Income Statement [Abstract]
Forward purchase option expense	$ 781,070			$ 781,070
Formation and operating costs	1,032,004	10,105	10,900	1,701,791	$ 550,343
Franchise tax expenses	60,969			110,969	168,767
Loss from operation costs	(1,874,043)	(10,105)	(10,900)	(2,593,830)	(719,110)
Other income and expense:
Interest earned on marketable securities held in trust account	145,992	17	17	147,108
Realized gain from marketable securities held in Trust Account		(9,495)	(9,495)		21,508
Change in fair value of warrant liabilities	(70,796)	(1,462,306)	(1,462,306)	1,432,423	2,204,598
Change in fair value of forward purchase option derivative liability	(14,872)			(14,872)
Offering costs allocated to warrants		(261,838)	(261,838)		(261,838)
Total other income (expense)	60,324	(1,733,622)	(1,733,622)	1,564,659
Loss before taxes	(1,813,719)	(1,743,727)	(1,744,522)	(1,029,171)
Income tax expense	13,526			13,526
Net income	$ (1,827,245)	$ (1,743,727)	$ (1,744,522)	$ (1,042,697)	$ 1,245,158
Basic and diluted weighted average shares outstanding Class A subject to redemption	11,332,753	10,302,592	10,302,592	11,415,914	6,944,805
Basic and diluted net loss per common stock subject to redemption.	$ (0.12)	$ (0.00)	$ (0.00)	$ (0.07)	$ 0.12
Basic and diluted weighted average shares outstanding Class A, Class A non-redemption and Class B non-redemption	3,570,422	2,931,887	2,916,414	3,487,261	3,193,963
Basic and diluted net loss per common stock not subject to redemption	$ (0.12)	$ (0.59)	$ (0.59)	$ (0.07)	$ 0.12